Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [abstract]
Consolidation	Consolidation
The consolidated financial statements include information about the Company and its subsidiaries in which direct or indirect control is held. Control of a subsidiary is achieved when Company is exposed, or has rights, to variable returns in such subsidiaries and has the power to influence the investee's operating and financial decisions.
The financial information of the subsidiaries has been prepared using the same accounting policies as the Company.
All assets, liabilities, equity, income and expenses related to transactions between related parties are eliminated in full in the consolidation process.

New accounting standards and pronouncements not yet adopted	New accounting standards and pronouncements not yet adopted
The following new standards and pronouncements have not yet been adopted, as they will be effective in the year 2023. In Management's opinion, the adoption will not have a significant impact on the results or shareholders' equity disclosed by the Company.
•IAS 1 and IFRS Practice Statement 2 - Classification of Liabilities as Current or Non-Current and Accounting Policies.
•IAS 8 – Definition of accounting estimates.
•IAS 12 – Deferred Tax Related to Assets and Liabilities Resulting from a Single Applicable Transaction.

Segment information	Segment information
An operating segment is a component of the Company that develops business activities to obtain revenues and incur expenses. The operating segments reflect the way in which the Company's Management reviews the financial information for decision-making.
The Company performs quantitative and qualitative analysis as required by IFRS 8.
For the years ended December 31, 2021 and 2020, passenger transport revenue was strongly influenced by the Covid-19 pandemic and, therefore, other revenues, even exceeding the 10% parameter, will not have their information disclosed.
Additionally, the Company regularly manages its business and makes resource allocation decisions considering the existence of only one operating segment:

	% of total revenue
	Year ended December 31,
Parameters	2022	2021	2020

Quantitative
Passenger transport	91.5%	88.3%	87.7%
Other revenues	8.5%	11.7%	12.3%

Significant accounting estimates	Significant accounting estimates
As disclosed in note 2, Management makes judgments that have a significant effect on the amounts recognized in the financial statements, namely:
•provision for impairment of aircraft, engines and onerous contracts (note 1.5);
•allowance for expected credit losses (note 6);
•provision for losses on maintenance reserves (note 9);
•annual impairment test of goodwill (note 16);
•ticket breakage revenue and frequent-flyer programs (note 22);
•provision for return of aircraft and engines (note 24.1.1);
•provision for tax, civil labor and other risks (note 24.1.2);
•provision for post-employment benefits (note 24.1.4); and
•share-based payment (note 28).
The Company continuously revises the assumptions used in its accounting estimates. The effect of revisions to accounting estimates is recognized in the financial statements in the year in which such revisions are made.

Foreign currency transactions	Foreign currency transactions
Foreign currency transactions are recorded at the exchange rate in effect at the date the transactions take place. Monetary assets and liabilities designated in foreign currency are calculated based on the exchange rate in effect at the reporting date, and any difference resulting from currency conversion is recorded under the line item “Foreign currency exchange, net” in the statement of operation for the year.
The exchange rates in Brazilian reais at the date of these consolidated financial statements are as follows:

	Exchange rates
	Final rate					Average rate
	Year ended December 31,					Year ended December 31,
Description	2022	2021	Variation	2020	Variation	2022	2021	Variation	2020	Variation

U.S. dollar	5.2177	5.5805	(6.5)%	5.1967	7.4%	5.1655	5.3956	(4.3)%	5.1578	4.6%
Euro	5.5694	6.3210	(11.9)%	6.3779	(0.9)%	5.4420	6.3784	(14.7)%	5.8989	8.1%

Impairment of non-financial assets	Impairment of non-financial assets
The Company performs an annual review for impairment indicators in order to assess events or changes in economic, technological, or operating conditions that may indicate that an asset is impaired.
The recoverable amount of an asset or cash-generating unit is the higher of its fair value, less costs to sell and its value in use. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, a provision for impairment is set up by adjusting the carrying amount.
The previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset's recoverable amount. The reversal is limited, so that the carrying amount of the asset does not exceed its recoverable amount, nor does it exceed the carrying amount previously determined, net of depreciation or amortization.
The Company operates as a single cash-generating unit.
In estimating the asset's value in use, estimated future cash flows are discounted to present value, using a pre-tax discount rate that reflects the weighted average cost of capital for the cash-generating unit.
Aircraft and engines in operation are tested for impairment, by comparing the net carrying amount with the fair value indicated by specialized publications.